Notes to the Consolidated Statements of Cash Flo	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Notes to the Consolidated Statements of Cash Flo
29.	NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

(a)	Major non-cash transactions
Save as disclosed elsewhere in these consolidated financial statements, the following non-cash
transactions were recorded.
During the year ended December 31, 2021, the underlying securities for the other equity linked note were disposed by one of the former fellow subsidiaries, triggering a settlement of equity linked note for a consideration of US$23,365. The Group recognized a gain related to the disposed investment of US$15,322 from this transaction which was settled through the current accounts with AMTD Group.
During the year ended December 31, 2021, the Group disposed financial assets at fair value through profit or loss of US$25,145 to a then fellow subsidiary. The Group recognized a gain related to the disposed investment of US$772. The consideration of US$25,145 was settled by way of the current accounts with AMTD Group.
During the year ended December 31, 2021, the Group purchased financial assets at fair value through profit or loss of US$20,930 from the immediate holding company. The consideration was settled through the current accounts with AMTD Group.
During the year ended December 31, 2021, the Group repurchased 69,144,673 Class B ordinary shares from AMTD Group amounting to US$642,055. The consideration was settled through the current accounts with AMTD Group.
During the year ended December 31, 2022, the Group repurchased 36,923,963 Class B ordinary shares from AMTD Group amounting to US$320,603. The consideration was settled through the current accounts with AMTD Group.
During the year ended December 31, 2022, the convertible bond was converted into 1,856,436 Class A ordinary shares.
During the year ended December 31, 2022, the Company issued 5,852,805 Class A ordinary shares to a private investor at US$4.28 per share. The consideration amounting to US$25,050 was settled through the transfer of a listed equity investment to the Group.
During the year ended December 31, 2023, certain other receivables of US$388,972 was settled through the current accounts with AMTD Group under the agreements between respective independent third parties, the Group and AMTD Group.
During the year ended December 31, 2023, the Group repurchased 4,773,270 Class B ordinary shares from AMTD Group amounting to US$40,000. The consideration was settled through the current accounts with AMTD Group.